Contingencies and Commitments (Details) $ in Millions	Dec. 31, 2025 USD ($)
Contingencies and Commitments
Maximum capital commitments for first mortgage loans	$ 4,931.9
Maximum capital commitments for common stocks, limited partnerships, associates and joint ventures	918.5
Lloyd's participants | Cash and cash equivalents
Contingencies and Commitments
Financial assets pledged as collateral	109.7
Lloyd's participants | Securities | Financial assets at fair value
Contingencies and Commitments
Financial assets pledged as collateral	$ 2,065.8